UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2011

Check here if Amendment [   ]; Amendment Number:  ___
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AXA Equitable Life Insurance Company

Address:   1290 Avenue of the Americas
           New York, NY  10104

13F File Number:  28-42

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Senior Vice President and Controller
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York, NY                  May 13, 2011
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (201) 743-5068  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA


Please see Forms 13F filed by one or more of the following institutional investment managers for their holdings as advisers of series of EQ Advisors Trust and AXA Premier VIP Trust. AXA Equitable Life Insurance Company, the manager of EQ Advisors Trust and AXA Premier VIP Trust, has shared investment discretion and no voting authority with respect to the holdings of each of the series of EQ Advisors Trust and AXA Premier VIP Trust.


Form 13F
File Number   Name
28-10562      AllianceBernstein L.P.
28-10210      BlackRock Capital Management, Inc.
28-4293       BlackRock Financial Management, Inc.
28-12016      BlackRock Investment Management, LLC
28-12193      BlackRock Investment Management International, Ltd
28-7196       Boston Advisors, Inc.
28-05563      Bridgeway Capital Management, Inc.
28-5129       Calvert Asset Management Company, Inc.
28-96         Capital Guardian Trust Company
28-11611      ClearBridge Advisors LLC
28-04121      Davis Selected Advisers, LP
28-10648      Diamond Hill Capital Management, Inc.
28-00127      Dreyfus Corporation
28-04771      First International Advisors, LLC
28-6154       Franklin Mutual Shares Advisors
28-5930       Franklin Advisory Services, LLC
28-3578       Franklin Advisers, Inc.
28-1887       GAMCO Asset Management, Inc.
28-11685      Goodman & Company Investment Counsel LTD
28-6986       Horizon Asset Management, Inc.
28-16         Institutional Capital Corporation
28-00255      Invesco Advisors, Inc.
28-1343       Janus Capital Management LLC
28-694        J.P. Morgan Investment Management, Inc., as included in the consolidated report filed by J.P. Morgan Chase & Co.
28-11482      Knightsbridge Asset Management, LLC
28-1701       Legg Mason Capital Management, Inc.
28-413        Lord Abbett and Co., LLC
28-06748      Marsico Capital Management LLC
28-4968       MFS Investment Management, as included in the consolidated report filed by Massachusetts Financial Services Company
28-11866      Morgan Stanley Investment Management Inc.
28-00288      Montag & Caldwell, Inc
28-13512      Northern Cross, LLC
28-06539      NorthPointe Capital, LLC
28-203        Oppenheimer Funds Inc.
28-2701       Pacific Investment Management LLC (28-4976), as included in the consolidated report filed by Allianz Dresdner Asset Management of America L.P.
28-12530      Pacific Global Investment Management Company
28-12454      Post Advisory Group, LLC
28-00223      RCM Capital Management, LLC
28-11338      SSgA Funds Management Inc
28-115        T. Rowe Price Associates Inc.
28-5454       Templeton Global Advisors, Ltd.
28-6605       Thornburg Investment Management, Inc.
28-12572      Tradewinds Global Investors, LLC
28-02682      UBS Global Asset Management, Inc.
28-04557      Wellington Management Company, LLP
28-4413       Wells Capital Management, Inc.
28-01204      Wentworth Hauser & Violich
28-10220      Westfield Capital Management Company, LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None